Statements of Cash Flows - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Operating Activities:
Net Loss	$ (564,110)	$ (958,430)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest income from Trust Account	(2,449)	(1,523,900)
Changes in current assets and liabilities:
Prepaid Expenses	(474,291)	384,607
Accounts Payable	34,444	290,385
Accrued Expenses	212,000	1,060,041
Net Cash used in operating activities	(794,406)	(747,297)
Investing activities:
Investment of cash in trust account	(107,100,000)	(2,100,000)
Net Cash used in investing activities	(107,100,000)	(2,100,000)
Financing Activities:
Proceeds from initial public offering , net of underwriting discount	103,687,963
Proceeds from private placement warrants	5,411,000
Proceeds from Founder Shares	25,000
Payment of deferred offering costs	(153,955)
Payment of promissory note to related party	(190,101)
Proceeds from issuance of promissory note to related party	190,101	2,100,000
Net Cash Provided/Used by financing activities	108,970,008	2,100,000
Net change in cash	1,075,602	(747,297)
Cash, beginning of period		1,075,602
Cash, end of period	1,075,602	328,305	$ 1,075,602
Supplemental Disclosure of cash flow information
Deferred underwriting commissions payable charged to additional paid-in-capital	3,150,000
Extension Funds attributable to common stock subject to redemption under ASC 480-10-S99 against APIC		2,100,000
Subsequent measurement of common stock subject to redemption		1,243,334
Ocean Biomedical Inc [Member]
Operating Activities:
Net Loss		(17,359,000)	(62,344,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation		12,378,000	56,550,000
Non-cash put option		250,000
Non-cash interest		929,000
Changes in operating assets and liabilities		2,809,000	4,741,000
Changes in current assets and liabilities:
Net Cash used in operating activities		(993,000)	(1,053,000)
Investing activities:
Net Cash used in investing activities
Financing Activities:
Expenses paid by related party shareholder		232,000	96,000
Proceeds from issuance of common stock, net of issuance costs			1,017,000
Proceeds from issuance of promissory note to related party		735,000
Net Cash Provided/Used by financing activities		967,000	1,113,000
Net change in cash		(26,000)	60,000
Cash, beginning of period		60,000
Cash, end of period	$ 60,000	34,000	60,000
Supplemental Disclosure of cash flow information
Deferred offering costs not yet paid		1,808,000	19,000
Warrants issued related to short term loans		1,074,000
Short term loans issuance costs not yet paid		$ 25,000